Segment information - Geographical location (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue by geographic location
Revenue	$ 23,949	$ 33,455
Asia
Revenue by geographic location
Revenue	11,321	6,715
North America
Revenue by geographic location
Revenue	12,070	12,065
Africa
Revenue by geographic location
Revenue	29	14,639
Europe
Revenue by geographic location
Revenue	519	27
Others
Revenue by geographic location
Revenue	$ 10	$ 9